Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of deposits from customers [line items]
Demand	$ 149,647
Notice	743,666
Term	320,823	$ 343,646
Total	1,214,136	1,018,962
Personal [member]
Disclosure of deposits from customers [line items]
Demand	20,237
Notice	545,695
Term	59,268	58,006
Total	625,200	503,430
Bank Deposits [member]
Disclosure of deposits from customers [line items]
Demand	13,974
Notice	126
Term	14,869
Total	28,969	16,751
Business and government [member]
Disclosure of deposits from customers [line items]
Demand	115,436
Notice	197,845
Term	167,883	145,258
Total	481,164	366,796
Trading deposits [member]
Disclosure of deposits from customers [line items]
Term	19,177	26,885
Total	19,177	26,885
Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term	59,626	105,100
Total	59,626	105,100
Canada [member]
Disclosure of deposits from customers [line items]
Total	660,545
Canada [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	274,953
Canada [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	19,735
Canada [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	326,460
Canada [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	11,842
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	27,555
United States [member]
Disclosure of deposits from customers [line items]
Total	535,104
United States [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	350,244
United States [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	4,692
United States [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	151,431
United States [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	2,657
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	26,080
International [member]
Disclosure of deposits from customers [line items]
Total	18,487
International [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	3
International [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	4,542
International [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	3,273
International [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	4,678
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	5,991
Domestic Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	55,920	43,887
Domestic Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	604,625	530,608
Foreign Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	76,099	53,381
Foreign Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	472,913	391,076
US federal funds deposited [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	$ 4,579	$ 10